As filed with the Securities and Exchange Commission on August 17, 2009

Securities Act File No. 333-148826

Investment Company Act File No. 811-22175

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post Effective Amendment No. 6	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 8	☒

(Check appropriate box or boxes)

ALPS ETF TRUST
(Exact Name of Registrant as Specified in its Charter)

1290 Broadway
Suite 1100
Denver, Colorado 80203
(Address of Principal Executive Offices)

(303) 623-2577
Registrant’s Telephone Number

Tané T. Tyler, Esq.
ALPS Fund Services, Inc.
1290 Broadway
Suite 1100
Denver, Colorado 80203
 (Name and Address of Agent for Service)

Copy to:
Stuart M. Strauss, Esq.
Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)
☒	On August 31, 2009 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 3 to its Registration Statement until August 31, 2009.  Post-Effective Amendment No. 3 to the Trust’s Registration Statement relates to The Commodity Producers Composite ETF, The Agricultural Producers ETF, The Energy Producers ETF, The Industrial Metals Producers ETF and The Precious Metals Producers ETF.  Parts A, B and C of Registrant’s Post-Effective Amendment No. 3 under the Securities Act of 1933 and Amendment No. 5 under the Investment  Company Act of 1940, filed on May 14, 2009, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 6 of its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on the 17th day of August, 2009.

ALPS ETF TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Mary K. Anstine	Trustee	August 17, 2009
Mary K. Anstine*

/s/ Jeremy W. Deems	Trustee	August 17, 2009
Jeremy W. Deems*

/s/ Rick A. Pederson	Trustee	August 17, 2009
Rick A. Pederson*

/s/ Thomas A. Carter	Trustee and President	August 17, 2009
Thomas A. Carter

/s/ Kimberly R. Storms	Treasurer	August 17, 2009
Kimberly R. Storms

*Signature affixed by Tané T. Tyler pursuant to a power of attorney dated December 8, 2008.